Document And Entity Information	Dec. 13, 2021
Document Information [Line Items]
Entity, Registrant Name	STARCO BRANDS, INC.
Document, Type	8-K
Document, Period End Date	Dec. 13, 2021
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-54892
Entity, Tax Identification Number	27-1781753
Entity, Address, Address Line One	250 26th Street, Suite 200
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90402
City Area Code	888
Local Phone Number	484-1908
Title of 12(b) Security	Common stock
Trading Symbol	STCB
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001539850